Financial Risk Management - Schedule of Undiscounted Cash Flows of Financial Liabilities (Detail) S/ in Thousands	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Lease liability for right-of-use asset	S/ 72,726		S/ 92,870
Bonds	932,759		924,042
Accounts payables to related parties	43,818		38,916
Other accounts payables (except non-financial liabilities) | $		$ 54,470		$ 100,394
Liquidity risk [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	838,852		884,559
Finance leases	60,572		28,315
Lease liability for right-of-use asset	87,698		115,957
Bonds	1,663,225		1,709,627
Trade accounts payables (except non-financial liabilities)	1,041,972		1,024,388
Accounts payables to related parties	80,115		61,499
Other accounts payables (except non-financial liabilities)	405,543		442,895
Other non-financial liabilities			52
Derivative financial liabilities undiscounted cash flows	4,177,977		4,267,292
Liquidity risk [member] | Up to 1 year [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	433,318		501,864
Finance leases	16,287		11,438
Lease liability for right-of-use asset	24,714		31,036
Bonds	137,090		115,690
Trade accounts payables (except non-financial liabilities)	1,001,470		989,574
Accounts payables to related parties	43,818		38,916
Other accounts payables (except non-financial liabilities)	288,037		220,602
Derivative financial liabilities undiscounted cash flows	1,944,734		1,909,120
Liquidity risk [member] | From 1 to 2 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	183,796		147,473
Finance leases	14,919		3,531
Lease liability for right-of-use asset	32,006		40,808
Bonds	168,673		157,516
Trade accounts payables (except non-financial liabilities)	40,502
Accounts payables to related parties	35,461		21,747
Other accounts payables (except non-financial liabilities)	2,185		2,505
Other non-financial liabilities			52
Derivative financial liabilities undiscounted cash flows	477,542		373,632
Liquidity risk [member] | Within 2 to 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	197,785		235,222
Finance leases	20,851		13,346
Lease liability for right-of-use asset	19,847		32,562
Bonds	385,919		358,461
Trade accounts payables (except non-financial liabilities)			34,814
Other accounts payables (except non-financial liabilities)	115,321		219,788
Derivative financial liabilities undiscounted cash flows	739,723		894,193
Liquidity risk [member] | Over 5 years [member]
Disclosure Of Undiscounted Cash Flows Financial Liabilities [line items]
Other financial liabilities (except for finance leases)	23,953
Finance leases	8,515
Lease liability for right-of-use asset	11,131		11,551
Bonds	971,543		1,077,960
Accounts payables to related parties	836		836
Derivative financial liabilities undiscounted cash flows	S/ 1,015,978		S/ 1,090,347